CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenue	$ 397,321	$ 333,175	$ 358,005
Cost of goods sold	272,047	231,435	236,599
Gross margin	125,274	101,740	121,406
Expenses
Sales and marketing	37,067	37,188	42,472
Research and development (note 18)	61,785	60,903	60,890
Administration	32,777	33,716	36,021
Acquisition costs (note 5)	3,182
Restructuring (note 19)	2,251	837	7,640
Integration (note 20)		1,426	5,110
Impairment of intangible asset (note 12)		11,214
Amortization	10,418	10,709	11,990
Total expenses	147,480	155,993	164,123
Loss from operations	(22,206)	(54,253)	(42,717)
Foreign exchange gain (loss)	3,326	(460)	(7,000)
Other income (expense) (note 21)	(196)	35	(241)
Loss before income taxes	(19,076)	(54,678)	(49,958)
Income tax recovery (note 16)	(14,874)	(3,968)	(14,985)
Net loss from continuing operations	(4,202)	(50,710)	(34,973)
Net earnings from discontinued operations (note 6)	31,401	21,338	20,174
Net earnings (loss)	27,199	(29,372)	(14,799)
Net loss attributable to non-controlling interest (note 25)		(57)	(258)
Net earnings (loss) attributable to the Company	$ 27,199	$ (29,315)	$ (14,541)
Basic and diluted net earnings (loss) per share attributable to the Company's common shareholders (in dollars) (note 22)
Continuing operations (in dollars per share)	$ (0.14)	$ (1.62)	$ (1.12)
Discontinued operations (in dollars per share)	$ 1.02	$ 0.68	$ 0.65
Basic and diluted net earnings (loss) per share (in dollars per share)	$ 0.88	$ (0.94)	$ (0.47)
Weighted average number of shares outstanding (in thousands) (note 22)
Basic (in shares)	30,788	31,275	31,083
Diluted (in shares)	30,788	31,275	31,083